Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended		0 Months Ended			1 Months Ended					3 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 EchoStar XVI	Dec. 31, 2012 EchoStar XVI	Mar. 31, 2013 DISH Online.com Services Agreement item	Mar. 31, 2013 Blockbuster, Wireless Spectrum and Other Segments	Mar. 31, 2012 Blockbuster, Wireless Spectrum and Other Segments	Dec. 31, 2012 Blockbuster, Wireless Spectrum and Other Segments	Dec. 31, 2011 Blockbuster, Wireless Spectrum and Other Segments	Dec. 28, 2012 Dish Network	Dec. 02, 2012 Dish Network	Oct. 02, 2012 Dish Network	Nov. 30, 2011 Dish Network	Aug. 31, 2011 Dish Network	Apr. 30, 2011 Dish Network	Apr. 30, 2011 EchoStar TiVo v. Dish Network and EchoStar Corporation item	Apr. 29, 2011 EchoStar TiVo v. Dish Network and EchoStar Corporation	Mar. 31, 2013 EchoStar Remanufactured Receiver Agreement	Dec. 31, 2012 EchoStar Remanufactured Receiver Agreement	Dec. 31, 2008 EchoStar Varick Sublease Agreement	May 31, 2010 EchoStar Certain Sports Related Programming Broadcast Agreement	Dec. 21, 2012 EchoStar EchoStar XVI	Mar. 31, 2013 EchoStar EchoStar XVI	Dec. 31, 2012 EchoStar EchoStar XVI	Dec. 31, 2009 EchoStar EchoStar XVI	Dec. 31, 2009 EchoStar DISH Nimiq 5 Agreement item	Sep. 30, 2012 EchoStar QuetzSat-1 Lease Agreement item	Dec. 31, 2008 EchoStar QuetzSat-1 Lease Agreement item	Mar. 31, 2013 EchoStar TT&C Agreement	Dec. 31, 2012 EchoStar TT&C Agreement	Jan. 31, 2012 EchoStar Receiver Agreement	Mar. 31, 2013 EchoStar Receiver Agreement	Mar. 31, 2012 EchoStar Receiver Agreement	Dec. 31, 2012 EchoStar Receiver Agreement	Mar. 31, 2013 EchoStar Inverness Lease Agreement	Dec. 31, 2012 EchoStar Inverness Lease Agreement	Mar. 31, 2013 EchoStar Santa Fe Lease Agreement	Dec. 31, 2012 EchoStar Santa Fe Lease Agreement	Mar. 31, 2013 EchoStar Gilbert Lease Agreement	Dec. 31, 2012 EchoStar Gilbert Lease Agreement	Nov. 30, 2011 EchoStar DISH Online.com Services Agreement	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement item	Mar. 31, 2013 EchoStar DISH Online.com Services Agreement	Dec. 31, 2012 EchoStar DISH Online.com Services Agreement	Feb. 28, 2010 EchoStar DISH Remote Access Services Agreement	Mar. 31, 2013 EchoStar DISH Remote Access Services Agreement	Dec. 31, 2012 EchoStar DISH Remote Access Services Agreement	Feb. 29, 2012 EchoStar Sling Service Services Agreement	Feb. 28, 2010 EchoStar Sling Service Services Agreement	Mar. 31, 2013 EchoStar Sling Service Services Agreement	Dec. 31, 2012 EchoStar Sling Service Services Agreement	Sep. 30, 2010 EchoStar RUS Implementation Agreement	Mar. 31, 2013 EchoStar RUS Implementation Agreement	Dec. 31, 2012 EchoStar RUS Implementation Agreement	Mar. 31, 2013 EchoStar Application Development Agreement	Mar. 31, 2013 EchoStar XiP Encryption Agreement	Mar. 31, 2013 EchoStar Minimum Broadcast Agreement	Dec. 31, 2012 EchoStar Minimum Broadcast Agreement	Mar. 31, 2013 EchoStar Minimum Receiver Agreement	Dec. 31, 2012 EchoStar Minimum Receiver Agreement	Mar. 31, 2013 EchoStar Minimum Product Support Agreement	Dec. 31, 2012 EchoStar Minimum Product Support Agreement	Jan. 31, 2013 EchoStar Dish Network Professional Services Agreement	Mar. 31, 2013 EchoStar Dish Network Professional Services Agreement	Dec. 31, 2012 EchoStar Dish Network Professional Services Agreement	Jan. 31, 2013 EchoStar Dish Network Management Services Agreement	Mar. 31, 2013 EchoStar Dish Network Management Services Agreement	Dec. 31, 2012 EchoStar Dish Network Management Services Agreement	Dec. 31, 2008 EchoStar Dish Network Varick Sublease Agreement	Dec. 31, 2011 EchoStar Dish Network Maximum Patent Cross-License Agreements	Mar. 31, 2013 EchoStar Dish Network Maximum Patent Cross-License Agreements	Dec. 31, 2012 EchoStar Dish Network Maximum Patent Cross-License Agreements	Mar. 31, 2013 NagraStar	Mar. 31, 2012 NagraStar	Dec. 31, 2012 NagraStar	Dec. 31, 2011 NagraStar	Dec. 31, 2010 NagraStar	Mar. 31, 2013 Blockbuster, Inc.	Mar. 31, 2012 Blockbuster, Inc.	Dec. 31, 2012 Blockbuster, Inc.	Dec. 31, 2011 Blockbuster, Inc.
Related Party Transactions
Distribution to DOC of the assets and liabilities associated with satellite broadband business															$ 66,000,000
Net satellite broadband assets distributed to DISH Network			8,628,000												9,000,000
Deemed dividend															57,000,000
Dividend declared (in dollars per share)														$ 1.00		$ 2.00
Aggregate dividend declared (in dollars per share)														453,000,000		893,000,000
Dividend paid to DOC			907,230,000	3,500,000,000									850,000,000	850,000,000		1,300,000,000	700,000,000	1,500,000,000
Subscriber-related expenses																																																																																	4,000,000	5,000,000	21,000,000	4,000,000
Expenses from transactions with related party									2,000,000	2,000,000	11,000,000	2,000,000																																																																22,019,000	17,484,000	72,549,000	77,705,000	79,547,000
Minimum required notice period for termination of agreement by related party																					60 days	60 days																																					180 days											30 days	30 days
Automatic renewal period																																					1 year												1 year	1 year	1 year		1 year					1 year								1 year			1 year
Minimum notice period for termination of agreement																																		180 days								30 days	30 days															90 days	30 days								60 days	60 days		180 days	1 year
Term of renewal option exercised																																												1 year
Required notice for termination of individual service																																																																		30 days
Term of renewal option						6 years	6 years																			6 years									1 year					1 year	1 year																		1 year
Purchased of set-top boxes and other equipment																																			297,000,000	237,000,000
Settlement amount																			500,000,000
Initial settlement amount paid																			300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party																				200,000,000
Litigation settlement, number of annual installments																			6
Contribution from related party																			10,000,000
Maximum grants receivable																																																							14,000,000
Percentage of litigation settlement amount to be made by related party annually																			95.00%
Required notice period for termination of agreement by the reporting entity																																60 days	60 days													120 days	120 days		120 days	120 days			120 days	120 days	45 days					60 days	60 days	60 days	60 days	60 days	60 days
Cost of sales - equipment, services and other	19,996,000	22,948,000	96,240,000	79,563,000	76,295,000																																																			1,000,000	7,000,000
Agreement term																							7 years	10 years					10 years																2 years			5 years				5 years														1 year			1 year			7 years
Agreement term from commencement of service date																									4 years			10 years
Agreement term with third party																													15 years		10 years
Number of transponders subleased																														5
Notice period required to extend the agreement term																																																											180 days
Number of DBS transponders available to receive services																													32
Number of DBS transponders available for related party to receive services																													32		32
Number of DBS transponders expected to receive services																															24
Required notice period for termination of agreement																																						6 months	6 months
Payments to third party by related party																																																																									10,000,000
Payments to third party by related party under extension option																																																																										3,000,000	3,000,000
Amounts Payable and Commitments	$ 301,999,000		$ 262,843,000	$ 222,917,000																																																																								$ 23,615,000		$ 21,930,000	$ 5,853,000
Additional term of renewal option																										5 years	5 years
Number of successive one year renewal options								3																																					3